Commitments and contingent obligations	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingent obligations
14.	Commitments and contingent obligations:
(a)	As of December 31, 2015, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

2016	$869,010
2017	805,062
2018	794,182
2019	765,268
2020	724,742
Thereafter	1,981,112
$5,939,376

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

(b)	As of December 31, 2015, based on the contractual delivery dates, the Company has outstanding commitments for installment payments for vessels under construction as follows:

2016	$373,247
2017	293,900
$667,147

(c)

As of December 31, 2015, the commitment under operating leases for vessels is $821,684,000 for 2016 to 2027 and office space is $5,442,000 for 2016 to 2019.  Total commitments under these leases are as follows:

2016	$76,993
2017	77,932
2018	78,180
2019	78,415
2020	79,130
Thereafter	436,476
$827,126